Average Annual Total Returns - FidelityBalancedFund-KPRO - FidelityBalancedFund-KPRO - Fidelity Balanced Fund	Oct. 30, 2024
Fidelity Balanced Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	21.68%
Past 5 years	12.46%
Past 10 years	9.14%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0408
Average Annual Return:
Past 1 year	17.67%
Past 5 years	9.98%
Past 10 years	8.09%